Cover	9 Months Ended
Sep. 30, 2023
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Registrant Name	DUOS TECHNOLOGIES GROUP, INC.
Entity Central Index Key	0001396536
Entity Tax Identification Number	65-0493217
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	7660 Centurion Parkway
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Jacksonville
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33256
City Area Code	(904)
Local Phone Number	652-1637
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false